SHAREHOLDERS' EQUITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	3,353,457	3,670,134
Weighted average exercise price	$ 4.5	$ 4.25
Number of options exercisable	1,906,208
Weighted average exercise price of exercisable options	$ 4.46
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	3,358,457
Weighted average remaining contractual life (in years)	4 years 1 month 6 days
Weighted average exercise price	$ 4.50
Number of options exercisable	1,908,708
Weighted average exercise price of exercisable options	$ 4.47
Range of Exercise Price 0.00-1.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	6,250
Weighted average remaining contractual life (in years)	1 year 8 months 8 days
Weighted average exercise price	$ 0.00
Number of options exercisable	5,500
Weighted average exercise price of exercisable options	$ 0.00
Range of Exercise Price 1.50-2.51 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	58,525
Weighted average remaining contractual life (in years)	2 years 8 months 12 days
Weighted average exercise price	$ 2.09
Number of options exercisable	58,525
Weighted average exercise price of exercisable options	$ 2.09
Range of Exercise Price 2.57-4.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,239,377
Weighted average remaining contractual life (in years)	3 years 10 months 10 days
Weighted average exercise price	$ 3.47
Number of options exercisable	799,752
Weighted average exercise price of exercisable options	$ 3.338
Range of Exercise Price 4.03-6.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,782,274
Weighted average remaining contractual life (in years)	4 years 5 months 19 days
Weighted average exercise price	$ 4.95
Number of options exercisable	826,908
Weighted average exercise price of exercisable options	$ 5.11
Range of Exercise Price 6.51-9.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	272,031
Weighted average remaining contractual life (in years)	3 years 25 days
Weighted average exercise price	$ 6.88
Number of options exercisable	218,023
Weighted average exercise price of exercisable options	$ 6.95